Statement of cash flows - ZAR (R) R in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Statement of cash flows
Cash receipts from customers	R 103,145	R 86,844	R 178,672
Cash paid to suppliers and employees	(78,377)	(72,834)	(135,795)
Cash generated by operating activities	24,768	14,010	42,877
Dividends received from equity accounted investments	1,423	1,052	1,702
Finance income received	343	1,106	1,565
Finance costs paid	(2,494)	(1,864)	(4,797)
Tax paid	(1,339)	(4,070)	(7,041)
Cash available from operating activities	22,701	10,234	34,306
Dividends paid	(4,897)	(4,836)	(7,952)
Dividends paid to non-controlling shareholders in subsidiaries	(557)	(373)	(725)
Cash retained from operating activities	17,247	5,025	25,629
Total additions to non-current assets	(31,736)	(30,574)	(55,891)
Additions to non-current assets	(30,433)	(27,734)	(53,384)
Decrease in capital project related payables	(1,303)	(2,840)	(2,507)
Additional cash contributions from/(to) equity accounted investments	54	(76)	(164)
Proceeds on disposals and scrappings	53	8	2,316
Purchase of investments	(167)	(57)	(124)
Other net cash flow from investing activities	114	(37)	(116)
Cash used in investing activities	(31,682)	(30,736)	(53,979)
Final settlement to Sasol Inzalo Public Shareholders	(1,372)
Proceeds from long-term debt	20,470	18,746	24,961
Repayment of long-term debt	(12,478)	(3,151)	(9,199)
Proceeds from short-term debt	7,827	29	1,957
Repayment of short-term debt	(1,629)	(2,636)	(2,607)
Cash generated by financing activities	12,818	12,988	15,112
Translation effects on cash and cash equivalents	348	(256)	954
Decrease in cash and cash equivalents	(1,269)	(12,979)	(12,284)
Cash and cash equivalents at the beginning of the period	17,039	29,323	29,323
Reclassification to held for sale		(17)
Cash and cash equivalents at the end of the period	R 15,770	R 16,327	R 17,039